Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (1,115,977)	$ 1,218,714	$ 3,475,961
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	(1,115,977)	1,218,714	3,475,961
Item not involving cash:
Provision for advance to suppliers	50,000
Changes in operating assets and liabilities:
Due from subsidiaries	(8,250,000)	(1,569,000)
Other current liabilities	(21,510)	20,510	(1,000)
Net cash used in operating activities	(8,335,596)	(1,716,329)	(150)
CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase		201,354	(4,201,354)
Advance for potential warehouse investment		(1,000,000)
Long-term investment		(3,900,000)
Net cash used in investing activities		(4,698,646)	(4,201,354)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from IPO			10,080,231
Proceeds from private placement	8,000,000
Proceeds from related party	2,081,165
Repayments to related party	(1,629,876)
Net cash provided in financing activities	8,451,289		10,080,231
EFFECT OF FOREIGN EXCHANGE			538,612
CHANGES IN CASH AND RESTRICTED CASH	115,693	(6,414,975)	6,417,339
CASH AND RESTRICTED CASH, beginning of year	2,364	6,417,339
CASH AND RESTRICTED CASH, end of year	$ 118,057	$ 2,364	$ 6,417,339